Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037
Otter Creek Long/Short Opportunity Fund
(the “Fund”)
Institutional Class – Ticker: OTTRX

Supplement dated December 17, 2024 to the Statutory Prospectus dated February 28, 2024

Effective immediately, the initial minimum investment amount for Institutional Class shares of the Otter Creek Long/Short Opportunity Fund is reduced to $2,500.

Please retain this supplement with your
Statutory Prospectus for future reference